ACQUISITIONS AND DISPOSALS	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
ACQUISITIONS AND DISPOSALS	ACQUISITIONS AND DISPOSALS Acquisition of M2M Group
On January 7, 2020, we completed the acquisition of M2M Connectivity Pty Ltd, M2M One Pty Ltd and
D-Square Innovation Pty Ltd (collectively, the "M2M Group") in Australia. Total purchase consideration for the acquisition of the M2M Group was $21,102, comprised of cash consideration to the shareholders of $19,587 for 100% of the equity of the M2M Group, plus approximately $1,343 for the retirement of certain obligations and $172 for normal course working capital adjustments. The purchase consideration has been fully paid and settled during the second quarter of 2020.
We accounted for the transaction using the acquisition method and accordingly, recorded the tangible and intangible assets acquired and liabilities assumed on the basis of our estimates of their respective preliminary fair values as at January 7, 2020. The excess of the purchase price over the final value assigned to the net assets acquired is recorded as goodwill. The allocation of the purchase price was finalized as of June 30, 2020.
The following table summarizes the final values assigned to the assets acquired at the acquisition date:

Amount
Assets acquired
Cash	$2,712
Net working capital	(640)
Deferred revenue	(914)
Identifiable intangible assets	16,064
Goodwill	8,699
Deferred income tax liability	(4,819)
Fair value of net assets acquired	$21,102
Goodwill of $8,699 resulting from the acquisition consists largely of the expectation that the acquisition will expand the Company's IoT Solutions business in the Asia-Pacific region. Goodwill is not deductible for tax purposes.
The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life	Amount
Customer relationships	10 years	$14,646
Brand	5 years	1,418
		$16,064
There was no significant impact on the Company's revenue and net earnings on a pro forma basis for all periods presented.
Acquisition of M2M New Zealand
On December 15, 2020, we completed the acquisition of M2M One NZ Ltd ("M2M New Zealand") in New Zealand. Total purchase consideration for the acquisition of M2M New Zealand was $3,686, comprised of cash consideration to the shareholders of $3,286 for 100% of the equity of M2M New Zealand, plus a $400 cash holdback amount to be released to the seller on December 15, 2021 to secure the the purchaser's rights of indemnification under the share purchase agreement.
We accounted for the transaction using the acquisition method and accordingly, recorded the tangible and intangible assets acquired and liabilities assumed on the basis of our estimates of their respective preliminary fair values as at December 15, 2020. The excess of the purchase price over the preliminary value assigned to the net assets acquired is recorded as goodwill.
The preliminary fair value of tangible and intangible assets acquired were based upon preliminary valuations. Our estimates and assumptions reflected in such preliminary valuations are subject to change within the measurement period (up to one year from the acquisition date). The primary areas that remain preliminary relate to the fair values of intangible assets, deferred income taxes and goodwill.
The following table summarizes the preliminary values assigned to the assets acquired at the acquisition date:

Amount
Assets acquired
Cash	$218
Net working capital	(277)
Tangible assets	3
Deferred revenue	(5)
Identifiable intangible assets	1,853
Goodwill	2,377
Deferred income tax liability	(483)
Fair value of net assets acquired	$3,686
Preliminary goodwill of $2,377 resulting from the acquisition consists largely of the expectation that the acquisition will expand the Company's IoT Solutions business in the Asia-Pacific region. Goodwill is not deductible for tax purposes.
The following table provides the components of the preliminary identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life	Amount
Customer relationships	10 years	$1,542
Brand	5 years	311
		$1,853
Disposition of Automotive Business
On November 18, 2020, we completed the sale of substantially all of the assets and operations related to our Shenzhen, China-based automotive embedded module product line ("Automotive Business") to Rolling Wireless (H.K.) Limited for total gross proceeds of $165,000 in cash, subject to adjustments to working capital, including $10,000 of proceeds held in escrow that we recorded in restricted cash and were released on January 8, 2021.
The automotive embedded module product line is part of our Embedded Broadband reportable segment. Pursuant to the sale transaction, approximately 150 employees became employees of Rolling Wireless, of which approximately 120 employees are located in Mainland China and 30 are located in Europe or the Asia-Pacific region.
The gain on sale of the Automotive Business consists of the following:

Amount
Total gross proceeds	$165,000
Transaction costs	(4,011)
Working capital adjustment	(11,122)
Net proceeds	149,867
Net assets disposed (including cash sold of $5,711)	(122,730)
Gain on disposal before income taxes	27,137
Income tax expense	(11,914)
Gain on disposal, net of taxes	$15,223
The assets and liabilities held for sale were as follows:

	November 18, 2020	December 31, 2019
Cash and cash equivalents	$5,711	$4,290
Accounts receivable	64,885	36,941
Inventories	11,521	17,957
Prepaids and other	289	8,398
Property and equipment, net	12,439	12,347
Operating lease right-of-use assets	—	143
Goodwill	54,497	53,214
Deferred income taxes	488	317
Assets held for sale	$149,830	$133,607

Accounts payable and accrued liabilities	$25,877	$23,960
Deferred revenue	794	1,420
Long term obligations	429	367
Liabilities held for sale	$27,100	$25,747
Classification:

	November 18, 2020	December 31, 2019
Current assets held for sale	$149,830	$67,586
Long-term assets held for sale	—	66,021
Assets held for sale	$149,830	$133,607

Current liabilities held for sale	$27,100	$25,380
Long-term liabilities held for sale	—	367
Liabilities held for sale	$27,100	$25,747
The results related to the Automotive business have been presented as discontinued operations in the consolidated statements of operations and comprehensive loss and were as follows:

	2020	2019
Revenue	$196,609	$166,237
Cost of sales	169,108	143,733
Gross margin	27,501	22,504
Expenses	19,878	16,337
Gain on sale of Automotive Business	(27,137)	—
Earnings before income taxes	34,760	6,167
Income tax expense on gain of sale of Automotive Business	(11,914)	—
Income tax expense	(2,036)	(2,042)
Net earnings from discontinued operations	$20,810	$4,125

The cash flows related to the Automotive business included in the consolidated statements of cash flows were as follows:
	2020	2019
Cash flows provided by (used in) discontinued operations
Net cash provided by (used in) operating activities	$(2,919)	$27,395
Net cash used in investing activities(1)	(1,277)	(3,220)
Net cash provided by (used in) discontinued operations	$(4,196)	$24,175
(1) Net cash used in investing activities does not include proceeds from sale of the Automotive Business.